S000050613 [Member] Expense Example - FlexShares Credit-Scored US Long Corporate Bond Index Fund - FlexShares Credit-Scored US Long Corporate Bond Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	51
Expense Example, with Redemption, 5 Years	89
Expense Example, with Redemption, 10 Years	$ 204